CCM Affordable Housing MBS ETF

Schedule of Investments September 30, 2024 (Unaudited)

	Principal Amount	Value
MORTGAGE-BACKED SECURITIES - 97.67%
Agency Mortgage-Backed Obligations - 97.67%
FHLMC
7.00%, 11/01/2053	$206,473	$217,653
6.50%, 11/01/2053	516,447	539,221
6.50%, 12/01/2053	600,176	623,885
6.50%, 02/01/2054	287,310	296,167
6.50%, 08/01/2054	335,737	346,088
6.00%, 11/01/2052	299,711	308,993
6.00%, 01/01/2053	180,281	186,156
6.00%, 02/01/2053	65,558	67,484
6.00%, 04/01/2053	72,296	74,352
6.00%, 06/01/2053	161,917	168,741
6.00%, 11/01/2053	923,150	943,766
6.00%, 11/01/2053	338,079	352,208
6.00%, 12/01/2053	234,829	241,764
6.00%, 08/01/2054	99,716	101,923
5.50%, 11/01/2052	95,334	97,107
5.50%, 01/01/2053	181,905	186,000
5.50%, 03/01/2053	135,278	137,792
5.50%, 05/01/2053	169,156	172,057
5.50%, 06/01/2053	145,427	149,571
5.50%, 09/01/2053	170,492	173,550
5.50%, 11/01/2053	346,761	351,080
5.00%, 01/01/2053	355,508	358,578
5.00%, 02/01/2053	358,204	358,628
5.00%, 04/01/2053	201,593	202,961
5.00%, 04/01/2053	97,674	99,062
5.00%, 05/01/2053	268,333	269,266
5.00%, 09/01/2053	149,428	150,662
5.00%, 09/01/2054	99,885	99,957
4.50%, 09/01/2052	392,746	386,563
4.50%, 11/01/2052	469,230	461,801
4.50%, 12/01/2052	242,982	239,323
4.50%, 04/01/2053	96,003	94,490
4.50%, 05/01/2053	117,315	116,138
4.00%, 10/01/2037	215,915	214,343
4.00%, 05/01/2052	96,307	92,940
4.00%, 09/01/2052	152,167	146,969
4.00%, 11/01/2052	131,578	126,921
3.50%, 04/01/2052	51,095	48,318
3.50%, 04/01/2052	609,530	568,754
3.50%, 05/01/2052	974,367	908,853
3.50%, 05/01/2052	422,723	394,376
3.00%, 09/01/2034	404,245	391,093
3.00%, 10/01/2037	386,006	370,080
3.00%, 11/01/2037	83,195	79,763
3.00%, 03/01/2052	114,936	103,626
3.00%, 04/01/2052	170,666	153,600
3.00%, 04/01/2052	316,664	285,689
3.00%, 04/01/2052	330,808	302,159
3.00%, 05/01/2052	121,597	110,829
3.00%, 08/01/2052	9,912,361	8,927,395

CCM Affordable Housing MBS ETF

Schedule of Investments September 30, 2024 (Unaudited)

	Principal Amount	Value
MORTGAGE-BACKED SECURITIES — continued
2.50%, 08/01/2051	$1,691,189	$1,476,442
2.50%, 09/01/2051	782,076	682,707
2.50%, 10/01/2051	73,879	64,649
2.50%, 10/01/2051	442,079	386,851
2.50%, 11/01/2051	526,240	459,025
2.50%, 12/01/2051	602,797	524,914
2.50%, 02/01/2052	129,635	113,202
2.00%, 08/01/2036	940,302	862,886
2.00%, 09/01/2036	722,437	662,179
2.00%, 11/01/2036	506,975	467,268
2.00%, 08/01/2051	1,799,741	1,503,289
2.00%, 09/01/2051	2,328,029	1,944,565
2.00%, 09/01/2051	291,143	241,481
2.00%, 10/01/2051	592,395	491,313
2.00%, 10/01/2051	473,120	397,466
2.00%, 10/01/2051	1,218,487	1,019,998
2.00%, 11/01/2051	484,032	405,003
2.00%, 12/01/2051	338,678	285,158
2.00%, 12/01/2051	945,125	786,035
2.00%, 01/01/2052	3,827,270	3,164,356
1.50%, 08/01/2036	359,603	321,761
FNMA
7.50%, 12/01/2053	170,668	180,234
7.00%, 11/01/2053	50,485	53,306
7.00%, 01/01/2054	624,895	662,083
7.00%, 02/01/2054	90,791	94,727
7.00%, 05/01/2054	210,890	221,337
6.50%, 10/01/2053	50,909	53,449
6.50%, 11/01/2053	649,221	673,662
6.50%, 12/01/2053	747,230	774,489
6.50%, 05/01/2054	153,783	161,552
6.50%, 06/01/2054	638,885	660,264
6.50%, 09/01/2054	109,885	113,947
6.00%, 11/01/2052	88,112	90,369
6.00%, 02/01/2053	154,037	159,196
6.00%, 06/01/2053	90,444	92,682
6.00%, 09/01/2053	373,947	388,697
6.00%, 10/01/2053	225,758	232,593
6.00%, 11/01/2053	689,535	711,838
6.00%, 12/01/2053	1,971,417	2,029,740
6.00%, 01/01/2054	939,891	970,191
6.00%, 03/01/2054	244,379	251,477
6.00%, 05/01/2054	415,338	425,147
6.00%, 05/01/2054	261,523	269,110
6.00%, 07/01/2054	256,776	264,324
6.00%, 08/01/2054	234,012	239,934
6.00%, 09/01/2054	523,632	536,142
5.50%, 11/01/2052	559,142	567,083
5.50%, 04/01/2053	116,258	118,819
5.50%, 06/01/2053	174,570	178,076
5.50%, 08/01/2053	546,125	553,040
5.50%, 09/01/2053	411,816	420,080

CCM Affordable Housing MBS ETF

Schedule of Investments September 30, 2024 (Unaudited)

	Principal Amount	Value
MORTGAGE-BACKED SECURITIES — continued
5.50%, 10/01/2053	$977,753	$989,994
5.50%, 10/01/2053	831,989	846,266
5.50%, 11/01/2053	1,807,024	1,829,879
5.50%, 12/01/2053	1,588,961	1,608,447
5.50%, 04/01/2054	290,964	295,643
5.50%, 05/01/2054	391,784	398,065
5.50%, 06/01/2054	226,095	229,379
5.50%, 08/01/2054	93,649	94,887
5.50%, 09/01/2054	397,671	403,959
5.00%, 12/01/2052	518,017	519,542
5.00%, 12/01/2052	199,354	200,262
5.00%, 01/01/2053	275,432	275,670
5.00%, 02/01/2053	203,778	204,018
5.00%, 05/01/2053	97,436	98,278
5.00%, 06/01/2053	121,746	121,781
5.00%, 10/01/2053	170,832	170,736
5.00%, 10/01/2053	419,299	419,064
5.00%, 11/01/2053	2,070,639	2,069,322
5.00%, 12/01/2053	2,458,392	2,456,823
5.00%, 05/01/2054	99,338	99,413
5.00%, 09/01/2054	119,919	120,206
4.50%, 11/01/2052	98,025	96,503
4.50%, 12/01/2052	178,070	175,267
4.50%, 05/01/2053	118,831	116,862
4.50%, 06/01/2053	984,221	967,912
4.50%, 06/01/2053	208,187	205,102
4.50%, 07/01/2053	1,201,307	1,182,016
4.50%, 09/01/2053	2,949,862	2,900,068
4.00%, 03/01/2049	6,034	5,870
4.00%, 07/01/2049	76,501	75,143
4.00%, 05/01/2052	221,565	216,027
4.00%, 05/01/2052	168,068	164,044
4.00%, 05/01/2052	547,264	526,290
4.00%, 05/01/2052	169,954	163,941
4.00%, 06/01/2052	155,986	150,402
4.00%, 07/01/2052	154,756	149,345
4.00%, 09/01/2052	665,185	639,655
4.00%, 11/01/2052	840,993	808,761
4.00%, 06/01/2053	1,664,668	1,599,231
4.00%, 07/01/2053	1,430,422	1,373,603
4.00%, 08/01/2053	973,936	935,550
4.00%, 09/01/2053	2,191,315	2,104,722
3.50%, 06/01/2028	103,702	102,600
3.50%, 02/01/2035	150,636	148,238
3.50%, 05/01/2035	77,020	75,885
3.50%, 09/01/2035	82,186	80,823
3.50%, 09/01/2035	58,730	58,033
3.50%, 04/01/2052	142,835	134,772
3.50%, 05/01/2052	368,436	347,317
3.50%, 05/01/2052	2,817,725	2,625,374
3.50%, 05/01/2052	239,840	224,830
3.50%, 06/01/2052	93,022	86,765
3.50%, 06/01/2052	243,929	227,459
3.50%, 06/01/2052	815,301	760,122

CCM Affordable Housing MBS ETF

Schedule of Investments September 30, 2024 (Unaudited)

	Principal Amount	Value
MORTGAGE-BACKED SECURITIES — continued
3.00%, 04/01/2025	$21,590	$21,426
3.00%, 01/01/2031	10,852	10,611
3.00%, 08/01/2034	133,842	129,488
3.00%, 07/01/2035	245,727	237,735
3.00%, 04/01/2037	138,917	134,302
3.00%, 03/01/2052	158,073	143,058
3.00%, 03/01/2052	1,307,182	1,178,892
3.00%, 04/01/2052	126,350	115,086
3.00%, 04/01/2052	557,839	502,786
3.00%, 05/01/2052	202,198	182,661
3.00%, 05/01/2052	223,257	201,923
2.50%, 05/01/2026	131,784	129,658
2.50%, 02/01/2031	198,434	194,663
2.50%, 10/01/2031	342,773	331,707
2.50%, 02/01/2035	272,466	265,853
2.50%, 08/01/2035	108,906	102,860
2.50%, 05/01/2036	45,461	42,932
2.50%, 07/01/2036	456,532	428,915
2.50%, 08/01/2051	738,051	646,490
2.50%, 08/01/2051	2,942,494	2,570,380
2.50%, 09/01/2051	1,556,767	1,358,324
2.50%, 10/01/2051	651,788	567,577
2.50%, 11/01/2051	148,994	130,381
2.50%, 12/01/2051	7,015,049	6,091,856
2.50%, 12/01/2051	859,141	748,230
2.50%, 01/01/2052	117,362	103,113
2.50%, 02/01/2052	1,167,801	1,023,975
2.50%, 02/01/2052	590,130	513,362
2.50%, 02/01/2052	181,088	158,688
2.50%, 03/01/2052	173,316	151,660
2.50%, 03/01/2052	688,129	597,804
2.50%, 03/01/2052	1,532,644	1,327,999
2.00%, 04/01/2036	368,209	337,907
2.00%, 10/01/2036	519,371	477,182
2.00%, 11/01/2036	674,419	619,610
2.00%, 05/01/2051	631,867	522,574
2.00%, 08/01/2051	1,702,230	1,421,605
2.00%, 09/01/2051	4,893,482	4,082,700
2.00%, 10/01/2051	233,949	194,957
2.00%, 10/01/2051	558,877	464,364
2.00%, 10/01/2051	285,433	237,844
2.00%, 10/01/2051	2,273,176	1,899,095
2.00%, 10/01/2051	87,473	73,322
2.00%, 11/01/2051	421,384	352,741
2.00%, 12/01/2051	720,139	597,630
2.00%, 12/01/2051	1,033,953	862,771
2.00%, 12/01/2051	51,291	42,918
2.00%, 01/01/2052	105,704	88,771
2.00%, 01/01/2052	203,340	168,840
2.00%, 02/01/2052	2,963,005	2,454,644
2.00%, 02/01/2052	1,165,808	973,874
1.50%, 10/01/2036	73,998	66,123

CCM Affordable Housing MBS ETF

Schedule of Investments September 30, 2024 (Unaudited)

	Principal Amount	Value
MORTGAGE-BACKED SECURITIES — continued
1.50%, 10/01/2036	$321,285	$289,078
GNMA
5.00%, 03/20/2050	114,552	116,529
4.50%, 02/20/2050	325,371	325,267
4.00%, 10/20/2050	119,205	116,411
4.00%, 01/20/2051	9,777	9,547
3.50%, 12/20/2050	1,586,634	1,503,569
2.50%, 08/20/2051	1,047,118	919,135
TOTAL MORTGAGE-BACKED SECURITIES
(Cost $127,222,286)		122,650,400

	Shares
SHORT-TERM INVESTMENT - 0.70%
Money Market Fund - 0.70%
First American Government Obligations Fund Cl X, 4.82%, (a)	876,703	876,703
TOTAL SHORT-TERM INVESTMENT
(Cost $876,703)		876,703

Total Investments (Cost $128,098,989) - 98.37%		$123,527,103
Other Assets Exceeding Liabilities, Net - 1.63%		2,048,804
NET ASSETS - 100.00%		$125,575,907

(a)	The rate shown is the 7-day effective yield as of September 30, 2024.

FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.